Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

A reconciliation between the Group’s actual provision for income tax and the provision at the respective statutory rate was as follows:

	Year Ended December 31,
	2021	2022	2023	2023
	S$’000	S$’000	S$’000	US$’000

Loss before income taxes	(1,240)	(4,960)	(12,869)	(9,755)

Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(211)	(843)	(963)	(730)
Reconciling items:
Non-deductible expenses	47	51	181	137
Government grant not subject to tax	(11)	(33)	(7)	(5)
Valuation allowance for tax losses	179	828	778	590
Others	(4)	(3)	11	8
Tax charge	-	-	-	-

Schedule of components of deferred tax balances

Significant components of the Company’s deferred tax balances as of December 31, 2023 and 2022 are as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000
Deferred tax assets
Tax losses carry forwards	1,938	2,635	1,997
Less: Valuation allowance	(1,938)	(2,635)	(1,997)
Total deferred tax assets	-	-	-

Deferred tax liabilities
Total deferred tax liabilities	-	32	24